AMG FUNDS I

AMG Frontier Small Cap Growth Fund

Supplement dated December 18, 2015 to the

Summary Prospectus, dated March 1, 2015, as supplemented October 19, 2015

The following information supplements and supersedes any information to the contrary relating to AMG Frontier Small Cap Growth Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Summary Prospectus, dated March 1, 2015, as supplemented October 19, 2015.

With respect to the legend that appears on the cover of the Summary Prospectus, the last sentence is hereby deleted and replaced with the following:

The current prospectus, dated March 1, 2015, as supplemented October 19, 2015 and December 18, 2015, and statement of additional information, dated March 1, 2015, as supplemented October 19, 2015, are incorporated by reference into this summary prospectus.

Effective January 1, 2016, the Fund will reopen to new investors.

Effective January 1, 2016, the Summary Prospectus is hereby amended as follows:

With respect to the section “Buying and Selling Fund Shares,” the first paragraph is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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